Acquisition and disposal of subsidiaries in Russia	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Acquisition and disposal of subsidiaries in Russia
Acquisition and disposal of subsidiaries in Russia

8.Acquisition and disposal of subsidiaries in Russia

On February 3, 2021, Nexters Global Ltd acquired 100% of the voting shares in Nexters Online LLC and Nexters Studio LLC, two Russian game development studios, for the total consideration of 1,247 (RUB 93 million). The consideration was fully paid in cash. The Company's management considers the acquisition of the product development team as a primary business purpose of the transactions. The acquisitions have been accounted for using the acquisition method.

On December 9, 2021, Nexters Global Ltd acquired 70% of the voting shares in Game Positive LLC, a company registered in accordance with the laws of the Russian Federation, for the total consideration of 1. The consideration was fully paid in cash. The Company's management considers the acquisition of the product development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method.

Goodwill recognized in the amount of 1,501 (1,473 goodwill as at the dates of acquisitions and 28 of translation reserve as at December 31, 2021) is attributable primarily to the expected synergies and was assigned to the CGU Nexters Global, which was the only CGU at the time of the acquisition. The acquisition of Game Positive LLC resulted in a gain on bargain purchase as the fair value of assets acquired and liabilities assumed exceeded the total of fair value of consideration paid and the proportionate value of non-controlling interest by 79. The Group recognized the amount as a gain which was reflected in Other income within Net finance income. None of the goodwill is deductible for the income tax purposes. The Company did not recognize separately from the acquisitions any acquisition related costs.

Property and equipment of Nexters Studio LLC, Nexters Online LLC and Game Positive LLC (“Russian companies”) consist of office equipment purchased within 2020, therefore its fair value approximates to its carrying amount.

At the date of the acquisition, the fair value of the trade and other receivables of Russian companies approximates to its carrying amount due to the fact they are represented by short-term accounts receivable.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The companies’ trade and other payables amount mainly represent gross contractual amounts of the trade payables.

Nexters Global Ltd and Russian companies were parties to a pre-existing relationship, which should be accounted for separately from the business combination. No additional adjustment was made for the amount by which the contract is favorable or unfavorable from the perspective of the acquirer when compared with terms of current market transactions for the same or similar items, as the transactions comprising pre-existing relationship were executed on the market terms.

On July 12, 2022, the Company’s Board of Directors resolved to sell all its Russian subsidiaries to local management as part of the Group’s strategy to eliminate to a maximum extent possible the risks related to the Russian Federation.

Therefore the Group sold 100% shares in the charter capitals of the wholly owned subsidiaries Nexters Studio LLC, Nexters Online LLC and Lightmap LLC (see Note 15) and 70% shares in the charter capital of Game Positive LLC for the amounts not less than 200 thousand Russian rubles, 100 thousand Russian rubles, 100 thousand Russian rubles and 100 thousand Russian rubles, respectively.

The sale of Nexters Studio LLC, Nexters Online LLC and Game Positive LLC was completed on August 18, 2022 and the sale of Lightmap LLC on August 31, 2022 with the respective loss of 4,969.

No goodwill resulted from the acquisitions of the Russian subsidiaries was written-off a result of the sale as the Company expects to continue to benefit from the acquisition synergies, being the ability to use their workforce which was substantially relocated to the Group’s other companies.

8.   Acquisition and disposal of subsidiaries in Russia

On February 3, 2021, Nexters Global Ltd acquired 100% of the voting shares in Nexters Online LLC and Nexters Studio LLC, two Russian game development studios, for the total consideration of 1,247 (RUB 93 million). The consideration was fully paid in cash. The Company’s management considers the acquisition of the product development team as a primary business purpose of the transactions. The acquisitions have been accounted for using the acquisition method. The consolidated financial statements include the results of the companies for the eleven-month period from the acquisition date in 2021 and the nine-month period until the disposal in 2022.

On December 9, 2021, Nexters Global Ltd acquired 70% of the voting shares in Game Positive LLC, a company registered in accordance with the laws of the Russian Federation, for the total consideration of 1. The consideration was fully paid in cash. The Company’s management considers the acquisition of the product development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method. The consolidated financial statements include the results of the company for the period from the acquisition date.

The fair values of the identifiable assets and liabilities of all the acquired companies as at the date of acquisition were:

				Fair value recognized
	Fair value recognized on	Fair value recognized on	Fair value recognized on	on acquisition,
	acquisition, February 3, 2021,	acquisition, February 3,	acquisition, April 5, 2021,	December 9, 2021,
	Nexters Studio LLC	2021, Nexters Online LLC	NHW Ltd	Game Positive LLC
Assets
Property and equipment	390	85	—	71
Intangible assets	38	14	—	—
Right-of-use assets	1,164	395	—	—
Trade and other receivables	656	80	15	48
Other assets	91	27	—	59
Cash and cash equivalents	26	4	1	82
Prepaid tax	28	—	—	12
	2,393	605	16	272
Liabilities
Deferred tax liability	(4)	(16)	—	—
Lease liabilities - current	(1,164)	(395)	—	—
Trade and other payables	(1,415)	(218)	—	(159)
Tax liability	—	(4)	—	—
	(2,583)	(633)	—	(159)
Total identifiable net assets at fair value	(190)	(28)	16	113
Goodwill gain on bargain purchase	1,274	191	8	(79)
NCI	—	—	—	(33)
Purchase consideration transferred	1,084	163	24	1

Goodwill recognized in the amount of 1,501 (1,473 goodwill as at the dates of acquisitions and 28 of translation reserve as at December 31, 2021) is attributable primarily to the expected synergies and was assigned to the CGU Nexters Global, which was the only CGU at the time of the acquisition. The acquisition of Game Positive LLC resulted in a gain on bargain purchase as the fair value of assets acquired and liabilities assumed exceeded the total of fair value of consideration paid and the proportionate value of non-controlling interest by 79. The Group recognized the amount as a gain which was reflected in Other income within Net finance income. None of the goodwill is deductible for the income tax purposes. The Company did not recognize separately from the acquisitions any acquisition related costs.

Property and equipment of Nexters Studio LLC, Nexters Online LLC and Game Positive LLC (“Russian companies”) consist of office equipment purchased within 2020, so its fair value approximates its carrying amount.

At the date of the acquisition, the fair value of the trade and other receivables of Russian companies approximates its carrying amount due to the fact they are represented by short-term accounts receivable.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The companies’ trade and other payables amount mainly represent gross contractual amounts of the trade payables.

Nexters Global Ltd and Russian companies were parties to a pre-existing relationship, which should be accounted for separately from the business combination. No additional adjustment was made for the amount by which the contract is favorable or unfavorable from the perspective of the acquirer when compared with terms of current market transactions for the same or similar items, as the transactions comprising pre-existing relationship were executed on the market terms.

From the date of acquisition, Nexters Studio LLC, Nexters Online LLC, NHW Ltd and Game Positive LLC have contributed no revenue as prior to the acquisitions all revenues generated by the acquired businesses were from the provision of services to Nexters Global Ltd and they were eliminated on consolidation, and contributed 16,563, 2,219, 13 and 134 respectively to the net loss before tax from the continuing operations of the Group during 2021.

If the acquisition had taken place at the beginning of the year, consolidated revenue would have been unchanged for the reason described above at 434,094 and net loss from continuing operations for the year would have been 118,576 in 2021.

On July 12, 2022, the Company’s Board of Directors resolved to sell all its Russian subsidiaries to local management as part of the Group’s strategy to eliminate to a maximum extent possible the risks related to the Russian Federation.

Therefore the Group sold 100% shares in the charter capitals of the wholly owned subsidiaries Nexters Studio LLC, Nexters Online LLC and Lightmap LLC (see Note 15) and 70% shares in the charter capital of Game Positive LLC for the amounts not less than 200 thousand Russian rubles, 100 thousand Russian rubles, 100 thousand Russian rubles and 100 thousand Russian rubles, respectively.

The sale of Nexters Studio LLC, Nexters Online LLC and Game Positive LLC was completed on August 18, 2022 and the sale of Lightmap LLC on August 31,2022 with the respective loss of 4,969.

No goodwill resulted from the acquisitions of the Russian subsidiaries was written-off a result of the sale as the Company expects to continue to benefit from the acquisition synergies, being the ability to use their workforce which was substantially relocated to the Group’s other companies.